Note 14 - Voyage, Vessel Operating Expenses and Commissions (Tables)	12 Months Ended
Dec. 31, 2015
Vessel Voyage And Operating Expenses [Abstract]
Schedule of Voyage Vessel Operating Expenses and Commissions [Table Text Block]
	Year ended December 31,
	2013	2014	2015
Voyage expenses
Port charges and canal dues	364,091	1,214,856	832,917
Bunkers	1,173,807	2,748,325	1,479,596
Total	1,537,898	3,963,181	2,312,513

Vessel operating expenses
Crew wages and related costs	13,921,033	13,985,377	14,164,355
Insurance	2,222,912	2,364,112	2,412,366
Repairs and maintenance	478,197	501,733	503,934
Lubricants	2,836,561	2,379,191	2,433,956
Spares and consumable stores	4,204,965	4,083,942	4,058,153
Professional and legal fees	158,978	498,240	492,852
Other	1,368,604	1,466,492	1,138,977
Total	25,191,250	25,279,087	25,204,593

Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Year ended December 31,
	2013	2014	2015
Third parties	1,461,915	1,674,798	1,741,044
Related parties (see Note 8)	474,466	517,828	475,792
	1,936,381	2,192,626	2,216,836